CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 255.7	$ 279.2
Short-term bank deposits	214.5	0.6
Marketable securities	1,217.5	1,300.1
Trade receivables, net	540.8	495.8
Prepaid expenses and other assets	50.1	58.5
Total current assets	2,278.6	2,134.2
LONG-TERM ASSETS:
Marketable securities	2,311.9	2,368.8
Property and equipment, net	88.1	87.7
Deferred tax asset, net	34.4	55.3
Other intangible assets, net	38.5	42.8
Goodwill	1,002.2	981.9
Other assets	85.5	94.2
Total long-term assets	3,560.6	3,630.7
Total assets	5,839.2	5,764.9
CURRENT LIABILITIES:
Trade payables	17.5	15.9
Employees and payroll accruals	220.9	190.9
Deferred revenues	1,108.6	1,011.9
Accrued expenses and other liabilities	196.8	178.0
Total current liabilities	1,543.8	1,396.7
LONG-TERM LIABILITIES:
Deferred revenues	373.3	374.8
Income tax accrual	422.8	393.3
Other liabilities	33.1	31.3
Total long-term liabilities	829.2	799.4
Total liabilities	2,373.0	2,196.1
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value, 500.0 shares authorized at December 31, 2020 and 2019; 261.3 shares issued at December 31, 2020 and 2019; 137.2 and 145.5 shares outstanding at December 31, 2020 and 2019, respectively	0.8	0.8
Additional paid-in capital	2,028.4	1,770.3
Treasury shares at cost, 124.1 and 115.8 ordinary shares at December 31, 2020 and 2019, respectively	(9,319.0)	(8,092.7)
Accumulated other comprehensive income	40.7	21.7
Retained earnings	10,715.3	9,868.7
Total shareholders' equity	3,466.2	3,568.8
Total liabilities and shareholders' equity	$ 5,839.2	$ 5,764.9